UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 to June 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2017 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK
Brazil — 1.9%
Banco do Brasil SA	3,760,000	$30,440
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,401,400	13,341
JBS SA	5,909,200	11,755
Smiles S.A.	890,600	16,097

		71,633

China — 29.2%
Alibaba Group Holding Ltd. ADR[1]	977,663	137,753
Bank of China Ltd., Class H	80,544,000	39,511
Beijing Enterprises Holdings Ltd.	2,311,500	11,147
China Communications Construction Co. Ltd., Class H	31,696,000	40,840
China Construction Bank Corp., Class H	128,936,000	99,913
China Everbright International Ltd.	14,900,000	18,588
China Lumena New Materials Corp.[1,2,3]	10,564,000	—
China Mobile Ltd. ADR	626,280	33,249
China Petroleum & Chemical Corp., Class H	103,886,000	81,034
China Railway Construction Corp. Ltd., Class H	16,703,000	21,779
China Railway Group Ltd., Class H	24,350,000	19,181
Citic Pacific Ltd.	6,821,000	10,257
Country Garden Holdings Co. Ltd.	6,104,000	7,075
Dongfeng Motor Group Co. Ltd., Class H	18,538,000	21,916
Fosun International Ltd.	13,795,000	21,556
Geely Automobile Holdings Ltd.	12,870,000	27,759
Guangzhou Automobile Group Co. Ltd., Class H	11,242,000	19,727
Guangzhou R&F Properties Co. Ltd., Class H	10,026,000	15,590
Industrial & Commercial Bank of China, Class H	33,929,000	22,902
JD.com Inc. ADR[1]	747,100	29,301
KWG Property Holding Ltd.	14,016,000	9,389
NetEase Inc. ADR	150,200	45,154
New Oriental Education & Technology Group ADR[1]	562,100	39,623
Ping An Insurance Group Co. of China Ltd., Class H	10,390,000	68,469
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,988,100	23,788
Shimao Property Holdings Ltd.	8,229,500	14,082
Sinopharm Group Co. Ltd., Class H	1,651,600	7,467
Skyworth Digital Holdings Ltd.	401	—
Tencent Holdings Ltd.	4,973,200	177,845
Xinyi Glass Holdings Ltd.[1]	14,476,000	14,332
YY Inc. ADR[1]	410,800	23,839
Zhejiang Expressway Co. Ltd., Class H	14,876,000	19,435

		1,122,501

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Czech Republic — 0.3%
CEZ AS	701,581	$12,210

Hungary — 0.4%
Richter Gedeon Nyrt	600,903	15,704

India — 8.2%
Adani Ports & Special Economic Zone Ltd.[1]	3,922,963	22,034
Bharat Electronics Ltd.	5,843,454	14,605
Biocon Ltd.	1,274,949	6,530
Cipla Ltd.	1,134,487	9,752
HCL Technologies Ltd.	1,254,546	16,515
Hindalco Industries Ltd.	11,859,092	35,034
Hindustan Petroleum Corp. Ltd.	4,230,293	33,401
Hindustan Unilever Ltd.	1,061,297	17,726
ICICI Bank Ltd. ADR	3,645,730	32,702
Indiabulls Housing Finance Ltd.	786,469	13,094
Power Finance Corp. Ltd.	2,774,645	5,267
Reliance Capital Ltd.	1,845,483	18,375
Reliance Infrastructure Ltd.	2,075,126	15,970
Rural Electrification Corp. Ltd.	4,280,730	11,388
Sintex Industries Ltd.	8,683,334	3,237
Sintex Plastics Technology Ltd.[2]	8,683,334	10,727
State Bank of India	5,548,919	23,492
Tata Motors Ltd. ADR	539,300	17,802
UPL Ltd.	620,453	8,067

		315,718

Indonesia — 1.4%
Gudang Garam Tbk PT	2,494,200	14,666
Indofood Sukses Makmur Tbk PT	24,789,700	16,006
Telekomunikasi Indonesia Persero Tbk PT	71,687,600	24,345

		55,017

Malaysia — 2.5%
AirAsia Bhd	25,057,800	18,971
CIMB Group Holdings Bhd	11,621,500	17,814
Malayan Banking Bhd	12,256,600	27,496
Tenaga Nasional Bhd	9,748,200	32,111

		96,392

Mexico — 1.2%
Alfa SAB de CV, Class A	9,207,600	13,064
Arca Continental SAB de CV	1,173,247	8,826

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Mexico — (continued)
Gruma SAB de CV, Class B	1,260,205	$16,442
Grupo Mexico SAB de CV, Class B	3,070,200	8,626

		46,958

Poland — 1.7%
PGE Polska Grupa Energetyczna SA	2,956,228	9,661
Polski Koncern Naftowy Orlen SA	1,359,500	41,053
Powszechny Zaklad Ubezpieczen SA	1,247,004	15,005

		65,719

Qatar — 0.1%
Barwa Real Estate Co.[4]	630,813	5,563

Russia — 4.9%
Gazprom PJSC ADR	3,413,561	13,511
Lukoil PJSC ADR	1,244,595	60,612
Mobile Telesystems ADR	1,911,800	16,021
PhosAgro OAO GDR	573,825	7,603
Sberbank of Russia ADR	6,594,841	68,257
Surgutneftegas OAO ADR	1,592,857	6,849
X5 Retail Group NV GDR[1]	486,881	16,870

		189,723

South Africa — 2.7%
Barloworld Ltd.	1,775,793	14,768
Exxaro Resources Ltd.	1,982,345	14,092
FirstRand Ltd.	7,121,882	25,668
MMI Holdings Ltd.	6,555,765	10,142
Nedbank Group Ltd.	830,845	13,260
Redefine Properties Ltd.[4]	12,146,625	9,767
Sibanye Gold Ltd.	4,790,342	5,511
Vodacom Group Ltd.	704,655	8,848

		102,056

South Korea — 16.0%
BNK Financial Group Inc.	1,298,121	12,424
Hana Financial Group Inc.	1,006,918	39,823
Hanwha Corp.	375,428	15,553
Hanwha Techwin Co. Ltd.	173,330	6,741
Hyosung Corp.	190,758	27,926
Hyundai Marine & Fire Insurance Co. Ltd.	464,204	15,965
KB Financial Group Inc.	952,785	48,049
Kia Motors Corp.	933,274	31,159
Korea Electric Power Corp.	1,090,241	38,878
LG Corp.	344,426	23,270

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)
LG Display Co. Ltd.	846,837	$27,459
POSCO ADR	228,100	14,277
Samsung Electronics Co. Ltd.	92,425	192,015
SK Hynix Inc.	1,262,332	74,362
SK Innovation Co. Ltd.	105,104	14,560
SK Telecom Co. Ltd.	112,866	26,240
SK Telecom Co. Ltd. ADR	248,660	6,383
WiSoL Co. Ltd.	21,237	292

		615,376

Taiwan — 12.3%
Catcher Technology Co. Ltd.	1,223,000	14,614
Compal Electronics Inc.	18,060,316	12,171
Compeq Manufacturing Co. Ltd.	23,518,000	19,173
FLEXium Interconnect Inc.	4,906,000	18,466
Fubon Financial Holding Co. Ltd.	12,605,000	20,076
HON HAI Precision Industry Co. Ltd.	29,252,623	112,510
Inventec Corp.	23,067,000	18,806
Lite-On Technology Corp.	14,009,202	23,026
Pegatron Corp.	10,406,000	32,600
Powertech Technology Inc.	7,264,000	22,423
Taiwan Semiconductor Manufacturing Co. Ltd.	3,934,000	26,964
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,492,600	122,101
WPG Holdings Ltd.	9,715,000	12,966
Yuanta Financial Holding Co. Ltd.	42,454,850	18,701

		474,597

Thailand — 4.6%
Charoen Pokphand Foods PCL	38,786,200	28,316
Kiatnakin Bank PCL	6,131,900	12,906
Krung Thai Bank PCL	41,331,500	22,874
PTT PCL	6,793,000	73,989
Sansiri PCL	204,369,666	13,597
Thanachart Capital PCL	11,189,700	15,152
Tisco Financial Group PCL	4,482,900	10,030

		176,864

Turkey — 1.6%
Tekfen Holding AS	8,384,568	20,780
Turkiye Halk Bankasi AS	5,136,618	19,198
Turkiye Vakiflar Bankasi TAO, Class D	11,693,699	21,503

		61,481

United Arab Emirates — 1.1%
DAMAC Properties Dubai Co. PJSC	11,151,560	9,567

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/Warrant	Value

United Arab Emirates — (continued)
Dubai Investments PJSC	11,238,329	$6,341
Dubai Islamic Bank PJSC	7,796,362	12,066
First Abu Dhabi Bank PJSC	4,484,492	12,820

		40,794

Total Common Stock
(Cost $2,905,591) — 90.1%		3,468,306

PREFERENCE STOCK
Brazil — 3.1%
Braskem SA	1,723,187	17,851
Itausa – Investimentos Itau SA	22,388,301	60,956
Petroleo Brasileiro SA, Class A ADR[1]	2,313,600	17,260
Vale SA, Class B ADR	3,009,400	24,527

		120,594

South Korea — 1.7%
LG Chemical Ltd.	47,318	8,354
Samsung Electronics Co. Ltd.	33,732	54,896

		63,250

Total Preference Stock
(Cost $130,419) — 4.8%		183,844

EXCHANGE TRADED FUND
Vanguard FTSE Emerging Markets ETF	1,449,610	59,187

Total Exchange Traded Fund
(Cost $59,171) — 1.5%		59,187

PREFERRED STOCK
Brazil — 0.4%
Suzano Papel e Celulose SA, Class A	3,666,300	15,715

Total Preferred Stock
(Cost $15,895) — 0.4%		15,715

WARRANT
Sansiri PCL, Expires 11/24/2017[1]	14,133,566	37

Total Warrant
(Cost $—) — 0.0%		37

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

SHORT-TERM INVESTMENT
Bank of New York Mellon Cash Reserve USD 0.010% **	98,223,848	$98,224

Total SHORT-TERM INVESTMENT
(Cost $98,224) — 2.6%		98,224

Total Investments — 99.4%
(Cost $3,209,300) ‡		3,825,313

Other Assets in Excess of Liabilities — 0.6%		24,750

Net Assets — 100.0%		$3,850,063

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation)
MSCI Emerging Markets E-MINI	1,540	Sep-2017	$141

Futures contracts were purchased in March 2017. The gross notional amount of all open futures contracts at June 30, 2017 is $77,493, and is representative of the volume of activity for the derivative type during the quarter.

*	Except for share data.
**	The rate reported is the effective yield as of June 30, 2017.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2017 was $10,727 and represented 0.3% of net assets.
3	Security is fair valued at zero due to company’s insolvency.
4	Real Estate Investment Trust.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange
GDR	Global Depositary Receipt

‡	At June 30, 2017, the tax basis cost of the Fund’s investments was $3,209,300 and the unrealized appreciation and depreciation were $720,036 and $(104,023), respectively.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2017 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2017:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Brazil	$71,633	$—	$—	$71,633
China	1,122,501	—	—	1,122,501
Czech Republic	12,210	—	—	12,210
Hungary	15,704	—	—	15,704
India	315,718	—	—	315,718
Indonesia	—	55,017	—	55,017
Malaysia	96,392	—	—	96,392
Mexico	46,958	—	—	46,958
Poland	65,719	—	—	65,719
Qatar	—	5,563	—	5,563
Russia	189,723	—	—	189,723
South Africa	102,056	—	—	102,056
South Korea	615,376	—	—	615,376
Taiwan	474,597	—	—	474,597
Thailand	—	176,864	—	176,864
Turkey	61,481	—	—	61,481
United Arab Emirates	12,820	27,974	—	40,794

Total Common Stock	3,202,888	265,418	—	3,468,306

Preference Stock
Brazil	120,594	—	—	120,594
South Korea	63,250	—	—	63,250

Total Preference Stock	183,844	—	—	183,844

Exchange Traded Fund	59,187	—	—	59,187

Preferred Stock	15,715	—	—	15,715

Warrant	—	37	—	37

Short-Term Investment	98,224	—	—	98,224

Total Investments in Securities	$3,559,858	$265,455	$—	$3,825,313

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$141	$—	$—	$141

Total Other Financial Instruments	$141	$—	$—	$141

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed.
*	Futures contracts are valued at the unrealized appreciation on the instruments.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At June 30, 2017, securities with a value of $2,021,169, which represented 52.5% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the period and did not trigger fair valuation at the end of the period. At June 30, 2017, there were no transfers from Level 1 to Level 2 investments in securities.

At June 30, 2017, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-2100

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2017